Intangible Assets	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 4 — INTANGIBLE ASSETS

The following table sets forth the intangible assets, including accumulated amortization as of November 30, 2020:

	November 30, 2020		May 31, 2020
	Remaining Useful Life	Intangible Assets	Remaining Useful Life	Intangible Assets
Non-Competes	4 years	$1,023,118	4.50 years	$1,023,118
Trademarks	Indefinite	866,000	Indefinite	866,000
Customer database	2 years	35,000	10 years	—
Restrictive covenant	2 years	115,000	—	—
Customer contracts	10 years	343,414	—	546,000
Internet domain	2 years	3,000	2.50 years	3,000
Total intangible assets		$2,385,532		$2,438,118

Accumulated amortization		(429,973)		(296,744)
Net carrying value		$1,955,559		$2,141,374

The following table sets forth the future amortization of the Company’s intangible assets as of November 30, 2020:

For the fiscal years ending May 31:
2021	$133,229
2022	266,040
2023	265,457
2024	130,197
2025	10,834
Thereafter	283,802
Total	$1,089,559

During the six months ended November 30, 2020 and 2019, the Company recorded amortization expense of $133,229 and $102,812, respectively. During the six months ended November 30, 2020, the Company recorded $202,586 of impairment loss in relation to the customer contracts resulting from termination of franchise agreements.

Goodwill

The Company’s goodwill carrying amounts relate to the acquisitions of Simplicity Esports LLC, PLAYlive Nation Inc. and Simplicity El Paso, LLC. The composition of the goodwill balance, is as follows:

	November 30, 2020	May 31, 2020
Simplicity Esports, LLC	$4,456,250	$4,456,250
Simplicity El Paso, LLC	25,000	—
PLAYlive Nation Inc.	698,891	698,891
Total Goodwill	$5,180,141	$5,155,141

NOTE 5 - INTANGIBLE ASSETS

The following tables set forth the intangible assets, including accumulated amortization at May 31, 2020:

	May 31, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$289,884	$733,234
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	5,443	540,557
Internet domain	2.50 years	3,000	1,417	1,583
		$2,438,118	$296,744	$2,141,374

The following table sets forth the future amortization of the Company’s intangible assets at May 31, 2020:

	2021	2022	2023	2024	2025	Thereafter	Total
Non-Competes	$204,624	$204,624	$204,624	$119,362	$-	$-	$733,234
Customer contracts	54,600	54,600	54,600	54,600	54,600	267,557	540,557
Internet domain	1,000	583	-	-	-	-	1,583
Total	$260,224	$259,807	$259,224	$173,962	$54,600	$267,557	$1,275,374

Amortization expense for the years ended May 31, 2020, and 2019 was $211,067 and $85,677, respectively.

Goodwill

The Company’s goodwill carrying amounts relate to the acquisitions of Simplicity Esports LLC and PLAYlive Nation Inc. The composition of the goodwill balance, is as follows:

	Fiscal Year Ended May 31, 2020	Fiscal Year Ended May 31, 2019

Simplicity Esports LLC	$4,456,250	$4,456,250
PLAYlive Nation Inc.	698,891	-
Total Goodwill	$5,155,141	$4,456,250